Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest costs [abstract]
Finance Income And Costs - Finance Income (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Finance income from short term deposits	$1,743	$598	$237
Finance income from loan to parent (Note 21)	—	—	4,222
Other finance income	—	—	168
Total finance income	$1,743	$598	$4,627

Finance Income And Cost - Finance Cost (Table)

	For the year ended December 31,
	2023	2022	2021
Interest on debts and borrowings	$55,710	$56,781	$56,390
Deferred finance cost	4,461	3,937	3,509
Interest on lease liabilities	1,384	717	678
Other finance costs	2,085	852	4,722
Total finance costs	$63,640	$62,287	$65,299